Balance Sheets - USD ($)	Jan. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
CURRENT ASSETS
Cash	$ 17,007
TOTAL CURRENT ASSETS	17,007
TOTAL ASSETS	17,007	$ 0	$ 0
CURRENT LIABILITIES
Accounts payable and accrued interest	88,194	110,204	$ 145,425
Due to related parties	11,730	24,590
Note payable	21,500	21,500	$ 21,500
Convertible notes payable	153,310	116,000	116,000
Total Current Liabilities	274,734	272,294	$ 282,925
TOTAL LIABILITIES	274,734	272,294
STOCKHOLDERS' DEFICIENCY
Common stock 500,000,000 shares authorized, at $0.001 par value; 225,525 shares issued and outstanding as of July 31, 2015 and 2014, respectively	33,125	225	$ 225
Capital in excess of par value	28,614,410	378,641	378,125
Accumulated deficit	(28,905,262)	(651,160)	(661,275)
Total Stockholders' Deficiency	(257,727)	(272,294)	(282,925)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 17,007	$ 0	$ 0